Property, Plant, And Equipment And Operating Leases - Schedule Of Property, Plant, and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Original cost	$ 5,060	$ 4,989		$ 4,693
Less accumulated depreciation and amortization	(3,039)	(2,988)		(2,816)
Right-of-use operating lease assets	306	313	[1]	358	[1]
Property, plant, and equipment — net	$ 2,327	$ 2,314		$ 2,235

[1]	See Note 7, “Leases” for further information.